(ICON)

Prudential
Equity
Fund, Inc.

SEMI
ANNUAL
REPORT

June 30, 1999
(LOGO)

Portfolio Manager's Report
-------------------------------------------------------------------------------
(PHOTO)

Thomas R. Jackson
Fund Manager

Performance Review
It's about time
We knew we had very, very inexpensive stocks in our portfolio in terms of price-to-book-value and price-to-earnings ratios compared with the averages for S&P 500 Index stocks. We thought that once investors became less concerned about protecting themselves from a global economic crisis, they would discover our holdings. In the first half of 1999, Brazil devalued its currency and its economy contracted, but the damage was contained and neither the devaluation nor the subsequent Brazilian recession caused a crisis. Then news of improvements in Asian economies trickled in. So in April of 1999, our stocks began to shoot up, returning more in one quarter than large company stocks have averaged historically (1926-1998) over a full year.

Investment Goals and Style
The Prudential Equity Fund invests primarily in stocks of major, established companies mainly in the United States. One objective is long-term growth of capital. The Fund looks for bargains in the current market, using a strict value investment style. We look for stocks whose prices seem too low, given their underlying earnings, cash flow or book value. Historically, stocks that are inexpensive on these value measures subsequently have tended to outperform the market averages. Of course, there can be no assurance that past trends will continue or that the Fund will achieve its investment objective.

Industries that traditionally do well in the early stages of an economic expansion had particularly substantial gains: our retailers--about 10% of our assets on June 30--included Tandy, whose extraordinary contribution was driven by two years of double-digit increases in same-store sales and by strong profit growth. Our largest holding at period end, Tandy gained 138% in the half year. We also did well with Nine West, which was acquired by Jones Apparel Group, and with Dillards.

Among industrials, we had substantial contributions from paper companies, our largest industry focus. Asia has been a major importer of forest products, and we expected demand to rebound. Moreover, the additional Asian consumption probably will be building on an already high level of demand from the continued strength of the U.S. market. Another factor is the restructuring under way in this industry, separating land ownership from processing. These all bode well for earnings. Paper companies were among the first materials companies to benefit from the new optimism. Georgia Pacific, Mead, and Willamette made the largest contributions to our return. Metal producers, such as Alcoa (up 67%) and Freeport-McMoran Copper and Gold, also benefited from the economic recovery in Asia.

Financials also benefit from a growing economy
Our focus on financial companies, including insurance companies, banks, and financial service companies, is benefiting from the strong stock market, low interest rates, low inflation, and moderate but sustained economic growth. Stocks of these companies also had become inexpensive when investors feared for the economic future; the renewed confidence is making them much more attractive to most investors.

Value companies in growth areas had mixed results
We had mixed results among our relatively small technology holdings: Hewlett Packard bounced back from a lethargic period in which it had become undervalued, but Compaq and Seagate both declined over the half year because of poor earnings.

Although our hospital management companies averaged a negative return, two of our health maintenance organizations (HMOs)--United Healthcare and Foundation Healthcare--had large gains.

Performance at a Glance

Cumulative Total Returns1                   As of 6/30/99
                              Six        One         Five       Ten        Since
                             Months      Year        Years     Years    Inception2
Class A                      15.61%     11.79%      152.55%     N/A       332.40%
Class B                      15.18      10.94       143.16    337.31%    1388.31
Class C                      15.18      10.94         N/A       N/A       133.10
Class Z                      15.77      12.07         N/A       N/A        77.53
Lipper Growth Fund Avg.3     11.65      18.87       182.63    364.07       ***

Average Annual Total Returns1                         As of 6/30/99

                                One         Five         Ten          Since
                                Year        Years       Years      Inception2
Class A                         6.20%       19.13%       N/A         16.16%
Class B                         5.94        19.35       15.90%       16.89
Class C                         8.83         N/A         N/A         18.56
Class Z                        12.07         N/A         N/A         18.82

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management LLC and Lipper, Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales charge of 5% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months. Class C shares bought before November 2, 1998, have a 1% CDSC if sold within one year. Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees.

2 Inception dates: Class A, 1/22/90; Class B, 3/15/82; Class C, 8/1/94; and Class Z, 3/1/96.

3 Lipper average returns are for all funds in each share class for the six-month, one-, five-, and ten-year periods in the Growth Fund category.

***Lipper Since Inception returns are 352.54% for Class A, 1395.43% for Class B, 175.09% for Class C, and 96.95% for Class Z, based on all funds in each share class.

Looking Ahead
Growth and value investing styles tend to perform well in different environments. The three most important factors now all favor our value investing style:

1. The difference in price between value stocks and growth stocks with similar earnings
Value stocks have been trailing for an exceptionally long period and are now as inexpensive, compared with growth stocks, as at any time in the last quarter century.

2. Interest rates
Falling interest rates favor growth stocks because capital for expansion is less expensive, and because investors are willing to pay more for future earnings when interest rates are low. Whereas the Federal Reserve dropped interest rates in 1998 because of the economic uncertainty, they raised rates in June 1999. Greater demand for capital for economic growth in the United States and overseas may also push rates up. Value stocks generally tend to do better than growth stocks when interest rates are rising.

3. Corporate profit growth
When profits are uncertain, investors are willing to pay much more for the few companies with consistent earnings growth, even if their stocks become quite expensive. This was the climate in 1998. But because recent earnings reports are very strong across a wide range of companies, investors need not pay so high a premium for the most popular. This also favors value stocks.

Five Largest Holdings
Expressed as a percentage of net assets as of 6/30/99

Tandy Corp.                      3.9%
Retail

Eastman Kodak Co.                2.9
Diversified Consumer Products

Well Point Health                2.8
Healthcare

ELF Aquitaine ADR                2.7
Integrated Producers

Darden Restaurants               2.5
Restaurants

Portfolio Composition
Expressed as a percentage of net assets as of 6/30/99

Consumer Growth & Stable    23%
Finance                     20
Industrial                  19
Consumer Cyclical           13
Technology                   9
Energy                       6
Utility                      6
Cash & Equivalents           4

A Message from the Fund's President                             August 20, 1999
-------------------------------------------------------------------------------
(PHOTO)

Dear Shareholder,
I am pleased to report that Prudential Equity Fund returned 15.61% in the first half of 1999, a return that beat even a very high Lipper Growth Fund Average by almost four percentage points.

Investors--finally feeling more confident about global economic growth--turned away from overpriced growth stocks toward value stocks. Although consumer and industrial cyclicals (companies that do well in a business expansion) made particularly substantial contributions to the Fund's return, value stocks in many sectors moved up sharply. The value advantage showed up in the second quarter, after global financial markets had digested a Brazilian currency devaluation with barely a hiccup.

In the following report, Portfolio Manager Tom Jackson takes a closer look at stock market events that took place during the six-month reporting period and explains how Prudential Equity Fund was positioned to benefit.

Diversification is key
Stock and bond markets seldom perform in lockstep. In fact, most recently, while the stock market was reaching new highs, the bond market was experiencing some unpleasant turbulence. This disparity not only highlights the value of professional portfolio management, it illustrates why investors should have a well-diversified asset allocation strategy. It is also a good practice to rebalance your holdings, when necessary, to keep your asset allocation consistent with your long-term objectives and risk tolerance. A properly diversified portfolio of value- and growth-oriented equity funds, international and domestic bond funds, and money market funds could help you weather inevitable market turbulence and achieve more consistent returns over time. Your Prudential professional can help you conduct this review and make sure your investment strategies are on course.

Thank you for your continued confidence in Prudential mutual funds.

Sincerely,

John R. Strangfeld
President and Chief Investment Officer
Prudential Equity Fund, Inc.

Portfolio of Investments as of
June 30, 1999 (Unaudited)                          PRUDENTIAL EQUITY FUND, INC.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Shares      Description                     Value (Note 1)
------------------------------------------------------------
LONG-TERM INVESTMENTS--95.3%
COMMON STOCKS--95.3%
------------------------------------------------------------
Aluminum--1.8%
1,670,000   Alcoa Inc.                           $  103,331,250
------------------------------------------------------------
Apparel--0.4%
  641,809   Jones Apparel Group, Inc.(a)             22,022,067
------------------------------------------------------------
Automobiles & Trucks--1.3%
  377,422   Delphi Automotive Systems Corp.           7,005,896
  540,000   General Motors Corp.                     35,640,000
  404,800   Navistar International Corp.(a)          20,240,000
  248,800   PACCAR Inc.                              13,279,700
                                                 --------------
                                                     76,165,596
------------------------------------------------------------
Banks & Financial Services--9.3%
  294,000   American Express Co.                     38,256,750
  552,800   American Financial Group Inc.            18,829,750
1,473,134   BankAmerica Corporation                 107,999,137
1,884,300   Bank of New York Co., Inc.               69,130,256
  689,300   Chase Manhattan Corp.                    59,710,613
1,182,602   Citigroup Inc.                           56,173,571
  676,700   Lehman Brothers Holdings Inc.            42,124,575
  139,612   Mellon Bank Corp.                         5,078,387
  384,750   Mercantile Bankshares Corp.              13,610,531
  286,400   Morgan (J.P.) & Co., Inc.                40,239,200
  536,100   Morgan Stanley, Dean Witter & Co.        54,950,250
  450,000   Republic New York Corp.                  30,684,375
                                                 --------------
                                                    536,787,395
------------------------------------------------------------
Chemicals--1.4%
  711,000   Boc Group PLC, ADR (Great Britian)       28,662,187
  828,800   Eastman Chemical Co.(a)                  42,890,400
  506,900   Wellman Inc.                              8,078,719
  100,000   Witco Corp.                               2,000,000
                                                 --------------
                                                     81,631,306
Commercial Services--1.5%
  900,000   American Standard Co., Inc.(a)       $   43,200,000
  806,710   Waste Management, Inc.                   43,360,663
                                                 --------------
                                                     86,560,663
------------------------------------------------------------
Computer Hardware--4.3%
2,973,350   Compaq Computer Corp.                    70,431,228
  250,200   Gerber Scientific, Inc.                   5,520,038
  977,000   Hewlett-Packard Co.                      98,188,500
2,773,900   Seagate Technology, Inc.(a)              71,081,187
                                                 --------------
                                                    245,220,953
------------------------------------------------------------
Construction & Housing--0.7%
1,100,000   Centex Corp.                             41,318,750
------------------------------------------------------------
Consumer Services--0.4%
1,553,100   CKE Restaurants, Inc.                    25,237,875
------------------------------------------------------------
Diversfied Consumer Products--7.4%
3,461,100   Freeport-McMoRan, Inc. (Class A)         57,973,425
  487,000   Freeport-McMoRan, Inc. (Class B)          8,735,563
  750,000   Gibson Greetings Inc.(a)                  4,757,813
1,600,000   Loews Corp.                             126,600,000
1,865,000   Philip Morris Companies Inc.             74,949,687
1,120,000   Reynolds RJ Tobacco Holdings
              Incorporated                           35,280,000
3,360,000   RJR Nabisco Holdings Corp.               65,730,000
2,147,900   Sara Lee Corp.                           48,730,481
                                                 --------------
                                                    422,756,969
------------------------------------------------------------
Electrical Power--1.7%
  170,000   American Electric Power Company,
              Inc.                                    6,385,625
  570,000   General Public Utilities Corp.           24,046,875
  974,519   Reliant Energy Incorporated              26,921,087
  979,600   Unicom Corp.                             37,775,825
                                                 --------------
                                                     95,129,412

--------------------------------------------------------------------------------
See Notes to Financial Statements.     3

Portfolio of Investments as of
June 30, 1999 (Unaudited)                          PRUDENTIAL EQUITY FUND, INC.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Shares      Description                     Value (Note 1)
------------------------------------------------------------
Electronics--4.6%
1,937,700   Arrow Electronics, Inc.              $   36,816,300
  776,300   Avnet, Inc.                              36,097,950
2,544,000   Harris Corp.                             99,693,000
  465,000   Hitachi Ltd, ADR (Japan)                 43,913,438
1,744,600   National Semiconductor Corp.(a)          44,160,187
                                                 --------------
                                                    260,680,875
------------------------------------------------------------
Forest Products--11.3%
  643,900   Fort James Corp.                         24,387,713
2,832,500   Georgia-Pacific Corp.                   134,189,687
1,046,000   Georgia-Pacific Corp. (Timber
              Group)                                 26,411,500
1,616,000   International Paper Co.                  81,608,000
2,047,000   Mead Corp.                               85,462,250
  752,500   Rayonier Inc.                            37,483,906
1,101,500   Temple-Inland Inc.                       75,177,375
1,260,000   Weyerhaeuser Co.                         86,625,000
2,112,100   Willamette Industries, Inc.              97,288,606
                                                 --------------
                                                    648,634,037
------------------------------------------------------------
Health Care--10.9%
5,191,300   Columbia/HCA Healthcare Corp.           118,426,531
4,270,940   Foundation Health Systems, Inc.          64,064,100
  273,226   Lifepoint Hospitals Inc.                  3,671,474
  963,600   Pacificare Health Systems(a)             69,318,975
5,633,274   Tenet Healthcare Corp.(a)               104,567,649
  273,226   Triad Hosps Inc.                          3,688,551
1,623,500   United Healthcare Corp.                 101,671,688
1,880,000   Wellpoint Health Networks Inc.(a)       159,565,000
                                                 --------------
                                                    624,973,968
------------------------------------------------------------
Insurance--9.1%
  648,164   American General Corp.                   48,855,361
1,891,600   Chubb Corp.                             131,466,200
2,805,363   Old Republic International Corp.         48,567,847
2,600,700   SAFECO Corp.                            114,755,887
1,667,000   Service Corp. International          $   32,089,750
1,433,800   St. Paul Companies, Inc.                 45,612,763
  981,200   The Equitable Companies, Inc.            65,740,400
  589,400   Tokio Marine & Fire Insurance
              Ltd., ADR (Japan)                      33,080,075
                                                 --------------
                                                    520,168,283
------------------------------------------------------------
Metals-Non Ferrous--1.2%
  978,100   Cyprus Minerals Co.                      14,854,894
2,758,800   Newmont Mining Corp.                     54,831,150
                                                 --------------
                                                     69,686,044
------------------------------------------------------------
Oil & Gas Exploration/Production--6.9%
  300,000   Amerada Hess Corp.                       17,850,000
  912,100   Atlantic Richfield Co.                   76,217,356
  562,319   Kerr-McGee Corp.                         28,221,385
1,130,448   Keyspan Corporation                      29,815,566
1,100,000   Occidental Petroleum Corp.               23,237,500
  350,000   Potash Corp. of Saskatchewan Inc.        18,112,500
2,098,596   Societe Nationale Elf Aquitaine,
              ADR (France)                          154,377,968
  738,365   Total SA, ADR (France)                   47,578,395
                                                 --------------
                                                    395,410,670
------------------------------------------------------------
Photography--2.9%
2,501,400   Eastman Kodak Co.                       169,469,850
------------------------------------------------------------
Restaurants--2.4%
6,457,300   Darden Restaurants Inc.                 140,849,856
------------------------------------------------------------
Retail--12.0%
3,110,000   Dillards Department Stores, Inc.        109,238,750
3,111,700   Hilton Hotels Corp.                      44,147,244
1,100,000   Homebase, Inc.(a)                         6,943,750
4,566,000   Ikon Office Solutions Inc.               68,490,000
6,000,000   Kmart Corp.(a)                           98,625,000

--------------------------------------------------------------------------------
See Notes to Financial Statements.     4

Portfolio of Investments as of
June 30, 1999 (Unaudited)                          PRUDENTIAL EQUITY FUND, INC.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Shares      Description                     Value (Note 1)
------------------------------------------------------------
Retail (cont'd.)
3,111,700   Park Place Entertainment Corp.       $   30,144,594
1,800,000   Pep Boys - Manny, Moe & Jack             38,925,000
  625,000   Sears, Roebuck & Co.                     27,851,562
4,548,000   Tandy Corp.                             222,283,500
2,125,000   Toys 'R' Us Inc.(a)                      43,960,937
                                                 --------------
                                                    690,610,337
------------------------------------------------------------
Steel - Producers--0.1%
1,373,300   Birmingham Steel Corp.                    5,664,863
------------------------------------------------------------
Telecommunications--3.5%
  876,082   ALLTEL Corp.                             62,639,863
1,494,650   AT&T Corp.                               83,420,153
2,409,900   Loral Space & Communications(a)          43,378,200
  359,400   Portugal Telecom, S.A. ADR
              (Portugal)                             14,802,787
                                                 --------------
                                                    204,241,003
------------------------------------------------------------
Transportation--0.2%
  100,000   Marine Transport Corp.                      356,250
1,000,000   OMI Corp.(a)                              2,062,500
  550,000   Overseas Shipholding Group, Inc.          7,081,250
                                                 --------------
                                                      9,500,000
                                                 --------------
            Total long-term investments
              (cost $3,706,633,966)               5,476,052,022
                                                 --------------
SHORT-TERM INVESTMENTS--5.1%
------------------------------------------------------------
Commercial Paper--1.6%
            General Electric Cap. Corp.
$  14,000   5.06%, 8/2/99                        $   13,937,031
            GE Capital International Funding
   23,000   5.07%, 8/9/99                            22,873,673
   20,000   5.04%, 8/16/99                           19,871,200
            Monte Rosa Capital Corp.
   13,000   5.07%, 7/19/99                           12,967,045
            Preferred Receivables Funding
              Corp.
   25,000   5.25%, 8/19/99                           24,821,354
                                                 --------------
            Total commercial paper
              (cost $94,470,303)                     94,470,303
                                                 --------------
------------------------------------------------------------
Repurchase Agreement--3.5%
  197,772   Joint Repurchase Agreement
              Account,
              4.78%, 7/1/99 (Note 5)
              (cost $197,772,000)                   197,772,000
                                                 --------------
            Total short-term investments
              (cost $292,242,303)                   292,242,303
                                                 --------------
------------------------------------------------------------
Total Investments--100.4%
            (cost $3,998,876,269; Note 4)         5,768,294,325
            Liabilities in excess of other
              assets--(0.4%)                        (24,734,702)
                                                 --------------
            Net Assets--100%                     $5,743,559,623
                                                 --------------
                                                 --------------

---------------
(a) Non-income producing security.
ADR--American Depository Receipt.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     5

Statement of Assets and Liabilities (Unaudited)     PRUDENTIAL EQUITY FUND, INC.
--------------------------------------------------------------------------------

Assets                                                                                                           June 30, 1999
Investments, at value (cost $3,998,876,269).................................................................      $5,768,294,325
Dividends and interest receivable...........................................................................           9,387,395
Receivable for Fund shares sold.............................................................................           3,046,123
Deferred expenses and other assets..........................................................................              47,010
                                                                                                                  --------------
   Total assets.............................................................................................       5,780,774,853
                                                                                                                  --------------
Liabilities
Bank overdraft..............................................................................................             165,947
Payable for investments purchased...........................................................................          18,700,797
Payable for Fund shares reacquired..........................................................................          11,494,768
Distribution fee payable....................................................................................           2,882,906
Management fee payable......................................................................................           2,175,480
Accrued expenses and other liabilities......................................................................           1,769,276
Deferred Trustees' fees.....................................................................................              26,056
                                                                                                                  --------------
   Total liabilities........................................................................................          37,215,230
                                                                                                                  --------------
Net Assets..................................................................................................      $5,743,559,623
                                                                                                                  --------------
                                                                                                                  --------------
Net assets were comprised of:
   Common stock, at par.....................................................................................      $    2,570,771
   Paid-in capital in excess of par.........................................................................       3,630,487,233
                                                                                                                  --------------
                                                                                                                   3,633,058,004
   Undistributed net investment income......................................................................          35,293,480
   Accumulated net realized gain on investments.............................................................         305,793,455
   Net unrealized appreciation on investments...............................................................       1,769,414,684
                                                                                                                  --------------
Net assets, June 30, 1999...................................................................................      $5,743,559,623
                                                                                                                  --------------
                                                                                                                  --------------
Class A:
   Net asset value and redemption price per share
      ($2,497,070,140 / 111,481,350 shares of common stock issued and outstanding)..........................              $22.40
   Maximum sales charge (5.00% of offering price)...........................................................                1.18
                                                                                                                  --------------
   Maximum offering price to public.........................................................................              $23.58
                                                                                                                  --------------
                                                                                                                  --------------
Class B:
   Net asset value, offering price and redemption price per share
      ($2,828,837,733 / 126,947,676 shares of common stock issued and outstanding)..........................              $22.28
                                                                                                                  --------------
                                                                                                                  --------------
Class C:
   Net asset value and redemption price per share
      ($93,843,344 / 4,211,431 shares of common stock issued and outstanding)...............................              $22.28
   Maximum sales charge (1.00% of offering price)...........................................................                 .23
                                                                                                                  --------------
   Maximum offering price to public.........................................................................              $22.51
                                                                                                                  --------------
                                                                                                                  --------------
Class Z:
   Net asset value, offerng price and redemption price per share
      ($323,808,406 / 14,436,676 shares of common stock issued and outstanding).............................              $22.43
                                                                                                                  --------------
                                                                                                                  --------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     6

PRUDENTIAL EQUITY FUND, INC.
Statement of Operations (Unaudited)
------------------------------------------------------------

                                                  Six Months
                                                    Ended
                                                   June 30,
Net Investment Income                                1999
Income
   Dividends (net of foreign withholding taxes
      of $595,881)............................   $ 59,177,432
   Interest...................................      5,873,784
                                                 ------------
      Total income............................     65,051,216
                                                 ------------
Expenses
   Distribution fee--Class A..................      2,753,685
   Distribution fee--Class B..................     14,068,878
   Distribution fee--Class C..................        433,448
   Management fee.............................     12,349,143
   Transfer agent's fees and expenses.........      3,483,000
   Reports to shareholders....................        273,000
   Custodian's fees and expenses..............        149,000
   Registration fees..........................        139,000
   Insurance expense..........................         59,000
   Directors' fees and expenses...............         22,000
   Audit fee and expenses.....................         15,000
   Legal fees and expenses....................         15,000
   Miscellaneous..............................         14,334
                                                 ------------
      Total expenses..........................     33,774,488
                                                 ------------
Net investment income.........................     31,276,728
                                                 ------------
Realized and Unrealized
Gain on Investments and
Foreign Currency Transactions
Net realized gain on:
   Investment transactions....................    307,787,502
                                                 ------------
Net change in unrealized appreciation on
   investments................................    435,631,452
                                                 ------------
Net gain on investments.......................    743,418,954
                                                 ------------
Net Increase in Net Assets
Resulting from Operations.....................   $774,695,682
                                                 ------------
                                                 ------------


PRUDENTIAL EQUITY FUND, INC.
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                 Six Months
                                    Ended           Year Ended
Increase (Decrease)               June 30,         December 31,
in Net Assets                       1999               1998
Operations
   Net investment income.....  $    31,276,728    $    55,919,449
   Net realized gain on
      investments and foreign
      currencies.............      307,787,502        668,341,418
   Net change in unrealized
      appreciation of
      investments and foreign
      currencies.............      435,631,452       (297,985,109)
                               ---------------    ---------------
   Net increase in net assets
      resulting from
      operations.............      774,695,682        426,275,758
                               ---------------    ---------------
Dividends and distributions
   (Note 1)
   Dividends from net
      investment income
      Class A................                         (28,885,221)
      Class B................               --        (17,096,879)
      Class C................               --           (476,903)
      Class Z................               --         (4,978,773)
                               ---------------    ---------------
                                            --        (51,437,776)
                               ---------------    ---------------
   Distributions from net
      realized
      capital gains
      Class A................      (42,893,256)      (155,041,927)
      Class B................      (54,779,742)      (215,519,773)
      Class C................       (1,681,378)        (6,228,203)
      Class Z................       (5,929,122)       (22,058,351)
                               ---------------    ---------------
                                  (105,283,498)      (398,848,254)
                               ---------------    ---------------
Fund share transactions (net
   of share conversions)
   (Note 6)
   Proceeds from shares
      sold...................    2,096,049,837      6,813,992,163
   Net asset value of shares
      issued in reinvestment
      of dividends and
      distributions..........      101,478,620        431,480,103
   Cost of shares
      reacquired.............   (2,733,860,875)    (6,953,915,648)
                               ---------------    ---------------
   Net increase in net assets
      from Fund share
      transactions...........     (536,332,418)       291,556,618
                               ---------------    ---------------
Total increase...............      133,079,766        267,546,346
Net Assets
Beginning of period..........    5,610,479,857      5,342,933,511
                               ---------------    ---------------
End of period(a).............  $ 5,743,559,623    $ 5,610,479,857
                               ---------------    ---------------
                               ---------------    ---------------
---------------
(a) Includes undistributed
    net investment income....  $    35,293,480    $     4,016,752
                               ---------------    ---------------
                               ---------------    ---------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     7

Notes to Financial Statements (Unaudited)           PRUDENTIAL EQUITY FUND, INC.
--------------------------------------------------------------------------------
Prudential Equity Fund, Inc. (the 'Fund') is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company.
The investment objective of the Fund is long-term growth of capital. The Fund invests primarily in common stocks of major, established corporations.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Securities Valuation: Investments, including options, traded on a securities or commodities exchange and NASDAQ National Market equity securities are valued at the last reported sales price on the exchange on which they are traded or, if securities traded in the over-the-counter market (including securities listed on exchanges whose primary market is believed to be over-the-counter) are valued by an independent pricing agent or principal market or at the bid price on such day in the absence of an asked price.
Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost which unless the Board of Directors determines this does not represent fair value.
In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
All securities are valued as of 4:15 p.m., New York time.
Foreign Currency Translation: The books and records of the Fund are maintained in United States dollars. Foreign currency amounts are translated into United States dollars on the following basis:
(i) market value of investment securities, other assets and liabilities--at the current rate of exchange.
(ii) purchases and sales of investment securities, income and expenses--at the rates of exchange prevailing on the respective dates of such transactions. Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.
Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Dividends and Distributions: Dividends from net investment income are declared and paid semi-annually. The Fund will distribute at least annually net capital gains in excess of capital loss carryforwards, if any. Dividends and distributions are recorded on the ex-dividend date.
Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.
Taxes: It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.
Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC'); PIC furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the cost of the subadviser's services, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.
The management fee paid PIFM is computed daily and payable monthly, at an annual rate of .50 of 1% of the Fund's average daily net assets up to $500 million,
 .475 of 1% of the next $500 million of average daily net assets and .45 of 1% of the Fund's average daily net assets in excess of $1 billion.
--------------------------------------------------------------------------------
                                       8

Notes to Financial Statements (Unaudited)           PRUDENTIAL EQUITY FUND, INC.
--------------------------------------------------------------------------------
The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'). The Fund compensates the distributors for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PSI or PIMS as distributor of the Class Z shares of the Fund.
Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Class A, Class B and Class C Plans were .25%, 1% and 1%, respectively, of the average daily net assets of Class A, Class B and Class C shares for the six months ended June 30, 1999.
PIMS has advised the Fund that it has received approximately $77,995 and $515,039 in front-end sales charges resulting from sales of Class A and after November 2, 1998 Class C shares during the six months ended June 30, 1999. From these fees, PIMS paid such sales charges to Securities Corporation an affiliated broker-dealer, which in turn paid commissions to salespersons and incurred other distribution costs.
PIMS has advised the Fund that for the six months ended June 30, 1999, it received approximately $3,298,024 and $21,257 in contingent deferred sales charges imposed upon certain redemptions by certain Class B and Class C shareholders, respectively.
PIFM, PIC and PIMS are indirect, wholly owned subsidiaries of The Prudential Insurance Company of America.
As of March 11, 1999, the Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $1 billion. The Funds pay a commitment fee at an annual rate of .065 of 1% on the unused portion of the credit facility, which is accrued and paid quarterly on a pro rata basis by the Funds. The SCA expires on March 9, 2000. Prior to March 11, 1999, the Funds had a credit agreement with a maximum commitment of $200,000,000. The commitment fee was .055 of 1% on the unused portion of the credit facility. The Fund did not borrow any amounts pursuant to either agreement during the period ended June 30, 1999. The purpose of the agreements is to serve as an alternative source of funding for capital share redemptions.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent and during the six months ended June 30, 1999, the Fund incurred fees of approximately $2,898,951 for the services of PMFS. As of June 30, 1999, approximately $479,026 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.
For the six months ended June 30, 1999, PSI earned $198,492 in brokerage commissions from portfolio transactions executed on behalf of the Fund.
------------------------------------------------------------
Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 1999 aggregated $314,139,486 and $726,292,214, respectively.
The federal income tax basis of the Fund's investments at June 30, 1999 was substantially the same as for financial reporting purposes and, accordingly, net unrealized appreciation for federal income tax purposes was $1,769,418,056 (gross unrealized appreciation--$1,935,310,456; gross unrealized depreciation--$165,892,400).
------------------------------------------------------------
Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of June 30, 1999, the Fund has a 25.39% undivided interest in the joint account. The undivided interest for the Fund represents $197,772,000 in the principal amount. As of such date, each repurchase agreement in the joint account and the collateral therefor were as follows:
Deutsche Bank Securities Inc., 4.75%, in the principal amount of $150,000,000, repurchase price $150,019,792, due 7/1/99. The value of the collateral including accrued interest was $153,000,548.
Goldman Sachs & Co., 4.85%, in the principal amount of $200,000,000, repurchase price $200,026,944, due 7/1/99. The value of the collateral including accrued interest was $204,001,378.
Morgan Stanley Dean Witter, 4.70%, in the principal amount of $178,944,000, repurchase price $178,967,362, due 7/1/99. The value of the collateral including accrued interest was $182,666,733.
Morgan Stanley Dean Witter, 4.72%, in the principal amount of $50,000,000, repurchase price $50,006,556, due 7/1/99. The value of the collateral including accrued interest was $51,021,154.
--------------------------------------------------------------------------------
                                       9

Notes to Financial Statements (Unaudited)           PRUDENTIAL EQUITY FUND, INC.
--------------------------------------------------------------------------------
Warburg Dillon Read LLC, 4.81%, in the principal amount of $200,000,000, repurchase price $200,026,722, due 7/1/99. The value of the collateral including accrued interest was $204,001,326.
------------------------------------------------------------
Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales charge and are offered exclusively for sale to a limited group of investors.
There are 1 billion shares of common stock, $.01 par value per share, divided into four classes, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 250 million authorized shares.
Transactions in shares of common stock were as follows:

Class A                               Shares          Amount
---------------------------------  ------------   ---------------
Six months ended June 30, 1999:
Shares sold......................    82,266,278   $ 1,720,479,075
Shares issued in reinvestment of
  dividends......................     1,967,339        41,097,707
Shares reacquired................   (94,698,714)   (1,962,083,798)
                                   ------------   ---------------
Net decrease in shares
  outstanding before
  conversions....................   (10,465,097)     (200,507,016)
Shares issued upon conversion
  from Class B...................     6,024,517       128,750,247
                                   ------------   ---------------
Net decrease in shares
  outstanding....................    (4,440,580)  $   (71,756,769)
                                   ------------   ---------------
                                   ------------   ---------------
Year ended December 31, 1998:
Shares sold......................   257,279,581   $ 5,379,932,743
Shares issued in reinvestment of
  dividends......................     8,698,400       174,395,442
Shares reacquired................  (257,576,459)   (5,396,913,633)
                                   ------------   ---------------
Net increase in shares
  outstanding before
  conversions....................     8,401,522       157,414,552
Shares issued upon conversion
  from Class B...................    11,176,872       225,279,045
                                   ------------   ---------------
Net increase in shares
  outstanding....................    19,578,394   $   382,693,597
                                   ------------   ---------------
                                   ------------   ---------------
Class B                               Shares          Amount
---------------------------------  ------------   ---------------
Six months ended June 30, 1999:
Shares sold......................    14,061,493   $   292,304,437
Shares issued in reinvestment of
  dividends......................     2,538,673        52,829,780
Shares reacquired................   (31,741,140)     (652,937,820)
                                   ------------   ---------------
Net decrease in shares
  outstanding before
  conversions....................   (15,140,974)     (307,803,603)
Shares reacquired upon conversion
  into Class A...................    (6,049,315)     (128,750,247)
                                   ------------   ---------------
Net decrease in shares
  outstanding....................   (21,190,289)  $  (436,553,850)
                                   ------------   ---------------
                                   ------------   ---------------
Year ended December 31, 1998:
Shares sold......................    57,870,061   $ 1,203,484,100
Shares issued in reinvestment of
  dividends......................    11,185,741       223,571,853
Shares reacquired................   (65,658,297)   (1,355,114,612)
                                   ------------   ---------------
Net increase in shares
  outstanding before
  conversions....................     3,397,505        71,941,341
Shares reacquired upon conversion
  into Class A...................   (11,145,974)     (225,279,045)
                                   ------------   ---------------
Net increase in shares
  outstanding....................    (7,748,469)  $  (153,337,704)
                                   ------------   ---------------
                                   ------------   ---------------
Class C
---------------------------------
Six months ended June 30, 1999:
Shares sold......................     1,249,498   $    26,050,768
Shares issued in reinvestment of
  dividends......................        78,462         1,632,798
Shares reacquired................    (1,618,707)      (33,213,076)
                                   ------------   ---------------
Net decrease in shares
  outstanding....................      (290,747)  $    (5,529,510)
                                   ------------   ---------------
                                   ------------   ---------------
Year ended December 31, 1998:
Shares sold......................     3,508,923   $    72,836,611
Shares issued in reinvestment of
  dividends......................       328,636         6,521,538
Shares reacquired................    (2,977,095)      (61,439,724)
                                   ------------   ---------------
Net increase in shares
  outstanding....................       860,464   $    17,918,425
                                   ------------   ---------------
                                   ------------   ---------------
Class Z
---------------------------------
Six months ended June 30, 1999:
Shares sold......................     2,730,624   $    57,215,557
Shares issued in reinvestment of
  dividends......................       283,174         5,918,335
Shares reacquired................    (4,158,902)      (85,626,181)
                                   ------------   ---------------
Net decrease in shares
  outstanding....................    (1,145,104)  $   (22,492,289)
                                   ------------   ---------------
                                   ------------   ---------------
Year Ended December 31, 1998:
Shares sold......................     7,643,141   $   157,738,709
Shares issued in reinvestment of
  dividends......................     1,343,793        26,991,270
Shares reacquired................    (6,851,762)     (140,447,679)
                                   ------------   ---------------
Net increase in shares
  outstanding....................     2,135,172   $    44,282,300
                                   ------------   ---------------
                                   ------------   ---------------

--------------------------------------------------------------------------------
                                       10

Financial Highlights (Unaudited)                    PRUDENTIAL EQUITY FUND, INC.
--------------------------------------------------------------------------------

                                                                                     Class A
                                               -----------------------------------------------------------------------------------
                                               Six Months
                                                  Ended                              Year Ended December 31,
                                                June 30,       -------------------------------------------------------------------
                                                  1999            1998           1997           1996           1995          1994
                                               -----------     ----------     ----------     ----------     ----------     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.......    $    19.76      $    19.85     $    17.26     $    16.44     $    13.24    $  13.80
                                               -----------     ----------     ----------     ----------     ----------    --------
Income from investment operations
Net investment income......................           .15             .31            .38            .35            .27         .22
Net realized and unrealized gain on
   investments and foreign currencies......          2.91            1.37           3.70           2.52           3.88         .09
                                               -----------     ----------     ----------     ----------     ----------    --------
   Total from investment operations........          3.06            1.68           4.08           2.87           4.15         .31
                                               -----------     ----------     ----------     ----------     ----------    --------
Less distributions
Dividends from net investment income.......        --                (.28)          (.36)          (.35)          (.27)       (.22)
Distributions in excess of net investment
   income..................................        --              --             --               (.01)        --           --
Distributions from net realized capital
   gains...................................          (.42 )         (1.49)         (1.13)         (1.69)          (.68)       (.65)
                                               -----------     ----------     ----------     ----------     ----------    --------
   Total distributions.....................          (.42 )         (1.77)         (1.49)         (2.05)          (.95)       (.87)
                                               -----------     ----------     ----------     ----------     ----------    --------
Net asset value, end of period.............    $    22.40      $    19.76     $    19.85     $    17.26     $    16.44    $  13.24
                                               -----------     ----------     ----------     ----------     ----------    --------
                                               -----------     ----------     ----------     ----------     ----------    --------
TOTAL RETURN(a):...........................         15.61 %          8.41%         23.88%         17.94%         31.58%       2.38%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)............    $2,497,070      $2,290,659     $1,912,802     $1,443,466     $1,158,111    $276,412
Average net assets (000)...................    $2,221,204      $2,088,616     $1,709,030     $1,233,792     $  908,365    $254,596
Ratios to average net assets:
   Expenses, including distribution fees...           .86 %(b)        .85%           .88%           .89%           .91%       1.00%
   Expenses, excluding distribution fees...           .61 %(b)        .60%           .63%           .64%           .66%        .75%
   Net investment income...................          1.57 %(b)       1.41%          1.87%          2.07%          1.82%       1.62%
For Class A, B, C and Z shares:
   Portfolio turnover......................            11 %            25%            13%            19%            18%         12%

---------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b) Annualized.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     11

Financial Highlights (Unaudited)                    PRUDENTIAL EQUITY FUND, INC.
--------------------------------------------------------------------------------

                                                                               Class B
                                               -----------------------------------------------------------------------
                                               Six Months
                                                  Ended                        Year Ended December 31,
                                                June 30,       -------------------------------------------------------
                                                  1999            1998           1997           1996           1995
                                               -----------     ----------     ----------     ----------     ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.......    $    19.73      $    19.83     $    17.24     $    16.43     $    13.24
                                               -----------     ----------     ----------     ----------     ----------
Income from investment operations
Net investment income......................           .10             .14            .22            .22            .16
Net realized and unrealized gain on
   investments and foreign currencies......          2.87            1.37           3.72           2.51           3.87
                                               -----------     ----------     ----------     ----------     ----------
   Total from investment operations........          2.97            1.51           3.94           2.73           4.03
                                               -----------     ----------     ----------     ----------     ----------
Less distributions
Dividends from net investment income.......        --                (.12)          (.22)          (.22)          (.16)
Distributions in excess of net investment
   income..................................        --              --             --               (.01)        --
Distributions from net realized capital
   gains...................................          (.42 )         (1.49)         (1.13)         (1.69)          (.68)
                                               -----------     ----------     ----------     ----------     ----------
   Total distributions.....................          (.42 )         (1.61)         (1.35)         (1.92)          (.84)
                                               -----------     ----------     ----------     ----------     ----------
Net asset value, end of period.............    $    22.28      $    19.73     $    19.83     $    17.24     $    16.43
                                               -----------     ----------     ----------     ----------     ----------
                                               -----------     ----------     ----------     ----------     ----------
TOTAL RETURN(a):...........................         15.18 %          7.55%         23.05%         17.14%         30.62%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)............    $2,828,838      $2,923,060     $3,090,767     $2,626,479     $2,140,895
Average net assets (000)...................    $2,837,094      $3,135,980     $2,924,413     $2,417,900     $1,891,160
Ratios to average net assets:
   Expenses, including distribution fees...          1.61 %(b)       1.60%          1.63%          1.64%          1.66%
   Expenses, excluding distribution fees...           .61 %(b)        .60%           .63%           .64%           .66%
   Net investment income...................           .82 %(b)        .66%          1.12%          1.37%           .99%

                                                1994
                                             ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.......  $    13.80
                                             ----------
Income from investment operations
Net investment income......................         .12
Net realized and unrealized gain on
   investments and foreign currencies......         .09
                                             ----------
   Total from investment operations........         .21
                                             ----------
Less distributions
Dividends from net investment income.......        (.12)
Distributions in excess of net investment
   income..................................      --
Distributions from net realized capital
   gains...................................        (.65)
                                             ----------
   Total distributions.....................        (.77)
                                             ----------
Net asset value, end of period.............  $    13.24
                                             ----------
                                             ----------
TOTAL RETURN(a):...........................        1.60%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)............  $1,970,580
Average net assets (000)...................  $1,901,972
Ratios to average net assets:
   Expenses, including distribution fees...        1.75%
   Expenses, excluding distribution fees...         .75%
   Net investment income...................         .87%

---------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b) Annualized.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     12

Financial Highlights (Unaudited)                    PRUDENTIAL EQUITY FUND, INC.
--------------------------------------------------------------------------------

                                                                                 Class C
                                               ---------------------------------------------------------------------------
                                                                                                               August 1,
                                               Six Months                                                       1994(c)
                                                 Ended                  Year Ended December 31,                 Through
                                                June 30,      -------------------------------------------     December 31,
                                                  1999         1998        1997        1996        1995           1994
                                               ----------     -------     -------     -------     -------     ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.......     $  19.73      $ 19.83     $ 17.24     $ 16.43     $ 13.24        $14.02
                                               ----------     -------     -------     -------     -------         -----
Income from investment operations
Net investment income......................          .10          .16         .25         .22         .16           .09
Net realized and unrealized gain (loss) on
   investments and foreign currencies......         2.87         1.35        3.69        2.51        3.87          (.10)
                                               ----------     -------     -------     -------     -------
   Total from investment operations........         2.97         1.51        3.94        2.73        4.03          (.01)
                                               ----------     -------     -------     -------     -------         -----
Less distributions
Dividends from net investment income.......       --             (.12)       (.22)       (.22)       (.16)         (.12)
Distributions in excess of net investment
   income..................................       --            --          --           (.01)      --           --
Distributions from net realized capital
   gains...................................         (.42)       (1.49)      (1.13)      (1.69)       (.68)         (.65)
                                               ----------     -------     -------     -------     -------         -----
   Total distributions.....................         (.42)       (1.61)      (1.35)      (1.92)       (.84)         (.77)
                                               ----------     -------     -------     -------     -------         -----
Net asset value, end of period.............     $  22.28      $ 19.73     $ 19.83     $ 17.24     $ 16.43        $13.24
                                               ----------     -------     -------     -------     -------         -----
                                               ----------     -------     -------     -------     -------         -----
TOTAL RETURN(a):...........................        15.18%        7.55%      23.05%      17.14%      30.62%          .01%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)............     $ 93,843      $88,839     $72,244     $47,477     $23,894        $3,160
Average net assets (000)...................     $ 87,408      $82,907     $60,434     $36,745     $12,190        $1,847
Ratios to average net assets:
   Expenses, including distribution fees...         1.61%(b)     1.60%       1.63%       1.64%       1.66%         1.83%(b)
   Expenses, excluding distribution fees...          .61%(b)      .60%        .63%        .64%        .66%          .83%(b)
   Net investment income...................          .82%(b)      .67%       1.11%       1.37%       1.03%          .90%(b)

---------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Annualized.
(c) Commencement of offering of Class C shares.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     13

Financial Highlights (Unaudited)                    PRUDENTIAL EQUITY FUND, INC.
--------------------------------------------------------------------------------

                                                                      Class Z
                                               ------------------------------------------------------
                                                                                           March 1,
                                               Six Months                                  1996(c)
                                                  Ended                                    Through
                                                June 30,                                 December 31,
                                                  1999           1998         1997           1996
                                               -----------     --------     --------     ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.......     $   19.76      $  19.87     $  17.26       $  17.10
                                               -----------     --------     --------     ------------
Income from investment operations
Net investment income......................           .19           .35          .42            .37
Net realized and unrealized gain (loss) on
   investments and foreign currencies......          2.90          1.36         3.72           1.88
                                               -----------     --------     --------     ------------
   Total from investment operations........          3.09          1.71         4.14           2.25
                                               -----------     --------     --------     ------------
Less distributions
Dividends from net investment income.......        --              (.33)        (.40)          (.39)
Distributions in excess of net investment
   income..................................        --             --           --              (.01)
Distributions from net realized capital
   gains...................................          (.42)        (1.49)       (1.13)         (1.69)
                                               -----------     --------     --------     ------------
   Total distributions.....................          (.42)        (1.82)       (1.53)         (2.09)
                                               -----------     --------     --------     ------------
Net asset value, end of period.............     $   22.43      $  19.76     $  19.87       $  17.26
                                               -----------     --------     --------     ------------
                                               -----------     --------     --------     ------------
TOTAL RETURN(a):...........................         15.77%         8.56%       24.29%         13.65%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)............     $ 323,808      $307,921     $267,121       $128,752
Average net assets (000)...................     $ 304,953      $311,816     $ 57,646       $124,631
Ratios to average net assets:
   Expenses, including distribution fees...           .61%(b)       .60%         .63%           .64%(b)
   Expenses, excluding distribution fees...           .61%(b)       .60%         .63%           .64%(b)
   Net investment income...................          1.82%(b)      1.67%        2.11%          2.43%(b)

---------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Annualized.
(c) Commencement of offering of Class Z shares.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     14

Getting The Most From Your Prudential Mutual Fund
How many times have you read these letters--or other financial materials--and stumbled across a word that you don't understand?

Many shareholders have run into the same problem. We'd like to help. So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: 1/100th of 1%. For example, one-half of one percent is 50 basis points.

Collateralized Mortgage Obligations (CMOs): Mortgage-backed bonds that separate mortgage pools into different maturity classes, called tranches. These instruments are sensitive to changes in interest rates and homeowner refinancing activity. They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from other securities. The rate of return of these financial instruments rises and falls--sometimes very suddenly --in response to changes in some specific interest rate, currency, stock, or other variable.

Discount Rate: The interest rate charged by the Federal Reserve on loans to member banks.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to purchase or sell a specific amount of a commodity or financial instrument at a set price at a specified date in the future.

Leverage: The use of borrowed assets to enhance return. The expectation is that the interest rate charged on borrowed funds will be lower than the return on the investment. While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or product) can be bought or sold (converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to purchase or sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values; often used to describe the difference between "bid" and "asked" prices of a security, or between the yields of two similar maturity bonds.

Yankee Bond: A bond sold by a foreign company or government in the U.S. market and denominated in U.S. dollars.

Getting The Most From Your Prudential Mutual Fund
When you invest through Prudential Mutual Funds, you receive financial advice from a Prudential Securities Financial Advisor or Prudential/Pruco Securities registered representative. Your advisor or representative can provide you with the following services:
-------------------------------------------------------------------------------
There's No Reward Without Risk; but Is This Risk Worth It?
Your financial advisor or registered representative can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who under-stands the markets and who knows you!

-------------------------------------------------------------------------------
Keeping Up With the Joneses
A financial advisor or registered representative can help you wade through the numerous available mutual funds to find the ones that fit your own individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

-------------------------------------------------------------------------------
Buy Low, Sell High
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But, sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Directors
Edward D. Beach
Delayne Dedrick Gold
Robert F. Gunia
Douglas H. McCorkindale
Thomas T. Mooney
Stephen P. Munn
Richard A. Redeker
Robin B. Smith
John R. Strangfeld
Louis A. Weil, III
Clay T. Whitehead

Officers
John R. Strangfeld, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Marguerite E.H. Morrison, Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 1999, were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852


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